DISCONTINUED OPERATIONS AND DECONSOLIDATION - Disclosure of results of discontinued operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 54,031	$ 48,804	$ 54,335
Cost of revenue		45,580	37,974	43,044
Gross profit before fair value adjustments		8,451	10,830	11,291
Fair value adjustments:
Unrealized change in fair value of biological assets		0	0	(315)
Realized fair value adjustments on inventory sold or impaired		0	(984)	(1,814)
Total fair value adjustments		0	(984)	(2,129)
Gross profit		8,451	9,846	9,162
General and administrative expenses		8,018	11,008	21,460
Selling and marketing expenses		7,069	10,788	11,473
Restructuring expenses		0	617	4,383
Share-based compensation		369	225	2,637
Total operating expenses		18,685	22,638	39,953
Operating loss		(10,234)	(12,792)	(30,791)
Finance expenses, net		(2,560)	3,335	4,731
Loss before taxes on income (tax benefit)		(12,794)	(9,457)	(26,060)
Taxes on income (tax benefit)		(1,023)	771	(1,138)
Net loss from discontinued operations, net of tax		0	$ 0	$ (166,379)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 28,171
Cost of revenue	24,227
Gross profit before fair value adjustments	3,944
Fair value adjustments:
Unrealized change in fair value of biological assets	(399)
Realized fair value adjustments on inventory sold or impaired	(2,528)
Total fair value adjustments	(2,129)
Gross profit	1,815
General and administrative expenses	38,464
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112
Selling and marketing expenses	4,912
Restructuring expenses	4,506
Share-based compensation	1,130
Total operating expenses	164,124
Operating loss	(162,309)
Finance expenses, net	(5,264)
Loss before taxes on income (tax benefit)	(167,573)
Taxes on income (tax benefit)	(1,194)
Net loss from discontinued operations, net of tax	$ (166,379)